Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jul. 20, 2020	Dec. 31, 2019
Revolving Credit Facility [Member] | 2018 Loan Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt retirement	$ 80.0
Ares Term Loans [Member] | 2019 Loan Agreement [Member] | Second Amendment To Second Lien Credit Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt retirement	100.0
Incremental Term Loan [Member] | 2019 Loan Agreement [Member] | Second Amendment To Second Lien Credit Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt retirement	$ 30.0
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transitional services period related to it support, customer and vendor management, and procurement		12 months
Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transitional services period related to it support, customer and vendor management, and procurement		3 months